SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION	NOTE 12 – SEGMENT INFORMATION Removed in its entirety due to the recast of discontinued operations of The Messi Store.